As filed with the Securities and Exchange Commission on January 6, 2017

Securities Act File No. 033-40823

Investment Company Act No. 811-06318

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1933
Post-effective Amendment No. 74	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Post-effective Amendment No. 76	☒

(Check appropriate box or boxes)

Consulting Group Capital Markets Funds

2000 Westchester Avenue

Purchase, NY 10577

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:

(800) 869-3326

CT Corp

155 Federal Street Suite 700

Boston, MA 02110

(Name and Address of Agent for Service)

Continuous

(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(3)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of rule 485

EXPLANATORY NOTE

This Post-Effective Amendment (“PEA”) No. 74 to the Registration Statement of Consulting Group Capital Markets Funds (the “Trust”) hereby incorporates by reference, the Trust’s PEA No. 73 on Form N-1A filed on December 22, 2016. This PEA No. 74 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 73 to the Trust’s Registration Statement.

The exhibits filed herewith do not constitute the complete publicly filed disclosure of the Trust and should be used in conjunction with the complete prospectus of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended and has duly caused this PEA No. 74 to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the town of Purchase and State of New York on the 6th day of January, 2017.

CONSULTING GROUP CAPITAL MARKETS FUNDS

By:	/s/ David Berdon
David Berdon, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this PEA to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ David Berdon	Chief Executive Officer	January 6, 2017
David Berdon

/s/ Francis Smith	Chief Financial Officer	January 6, 2017
Francis Smith

	Trustee	January 6, 2017
Adela Cepeda**

	Trustee	January 6, 2017
W. Thomas Matthews**

	Trustee	January 6, 2017
Eric McKissack*

	Trustee	January 6, 2017
John J. Murphy**

	Trustee	January 6, 2017
Mark J. Reed**

* Signed pursuant to a power of attorney dated April 18, 2013. ** Signed pursuant to a power of attorney dated August 21, 2015.

/s/ Eric Metallo
Eric Metallo, Attorney-in-Fact Secretary	January 6, 2017

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase